SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Gross property and equipment	$ 5,473	$ 4,835	$ 4,068
Less accumulated depreciation	(2,190)	(1,753)	(1,243)
Net Property and equipment	3,283	3,082	2,825
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment	1,321	1,265	1,394
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment	2,479	2,479	2,387
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment	1,268	948	212
Molds [Member]
Property, Plant and Equipment [Line Items]
Gross property and equipment	$ 405	$ 143	$ 75